Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
The following table presents the changes in the gross carrying amount of goodwill and other indefinite lived intangible assets for the periods presented:

	Goodwill	Tradename
Balance, December 31, 2023	$46,924	$35,997
Measurement period adjustments	(1,228)	—
Foreign currency adjustments	(119)	—
Disposition of GEH Singapore	(1,447)	—
Balance, December 31, 2024	44,130	35,997
Foreign currency adjustments	831	—
Balance, December 31, 2025	$44,961	$35,997
As of December 31, 2025, the Company’s reporting unit had a negative carrying value. Goodwill of $44,961 was allocated to this reporting unit, which is included in the Company’s single reportable segment. The Company performed its annual goodwill impairment test as of December 31, 2025, and no impairment was recognized, as the reporting unit’s estimated fair value exceeded its carrying amount. Refer to the Impairment Assessment section below for additional details.
Finite-Lived Intangible Assets
The components of finite-lived intangible assets are as follows:

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Patent and developed technology	$37,515	$(37,327)	$188	2.67

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,312	(33,980)	3,332	0.84
Tradename	570	(394)	176	0.92
Non-compete agreements	54	(38)	16	0.92
Finite-lived intangible assets	$48,450	$(44,926)	$3,524	0.84
During the years ended December 31, 2025, 2024 and 2023, intangible assets amortization expense of $3,537, $4,166 and $4,223, respectively, related to continuing operations was included in cost of revenue on the Company’s consolidated statements of operations.
During the year ended December 31, 2025, the Company’s finite‑lived tradename and non-compete agreements became fully amortized and were written off. The following table outlines the estimated future amortization expense related to the remaining finite-lived intangible assets:

For The Year Ending December 31,
2026	$71
2027	71
2028	46
Total	$188
Impairment Assessment
The observed downward trend, relative to recent prior years, in education technology customer demand throughout all of the key markets in which the Company operates, together with other adverse conditions, led the Company to conclude that a triggering event had occurred as of December 31, 2025. As a result, the Company evaluated its finite‑lived long‑lived assets for recoverability and performed quantitative impairment assessments of its goodwill and indefinite‑lived intangible asset. The Company performed the following analyses:
(i) A recoverability test to compare the sum of the undiscounted cash flows expected to be generated from the use of the finite-lived long-lived asset group to its carrying amount. Based on this analysis, the Company concluded that the undiscounted cash flows exceeded the carrying amount of the asset group, and therefore the finite-lived long-lived assets were recoverable as of December 31, 2025.
(ii) A quantitative impairment analysis to estimate the fair value of its reporting unit using the income approach. The results of this analysis indicated that the estimated fair value of the reporting unit exceeds its carrying amount and therefore goodwill was not impaired as of December 31, 2025.
(iii) A quantitative impairment analysis of its indefinite-lived intangible asset as of December 31, 2025 using the relief-from-royalty method. Based on this analysis, the Company concluded that the estimated fair value exceeded the carrying amount, and therefore the indefinite-lived intangible assets was not impaired.
The Company's estimate of the fair value of its intangible assets is based on assumptions and estimates, including future forecasted revenues, that are subject to change. Due to unfavorable market conditions, the excess of estimated fair value over carrying amount has decreased as of December 31, 2025 and no longer substantially exceeds its carrying amount. Accordingly, relatively minor adverse changes in key assumptions could result in an impairment charge in future periods.